1342740

FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL	
OMB Number:	3235-0076
Expires:	May 31, 2005
Estimated average burden hours per response	16.00

[redacted]

05069899

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
HRA Branbury Park LLC

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☐ Rule 506 ☒ Section 4(6) ☐ ULOE

Type of Filing: ☒ New Filing ☐ Amendment

SEC MAIL RECEIVED OCT 28 2005 WASH. D.C.

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
HRA Branbury Park LLC

Address of Executive Offices (Number and Street, City, State, Zip Code): 500 Elliott Avenue West #A Seattle WA 98119
Telephone Number (Including Area Code): 206-260-1503

Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)
Telephone Number (Including Area Code)

Brief Description of Business
Apartment Rental

Type of Business Organization
☐ corporation ☐ limited partnership, already formed ☒ other (please specify): LLC
☐ business trust ☐ limited partnership, to be formed

PROCESSED NOV 01 2005 THOMSON FINANCIAL

Actual or Estimated Date of Incorporation or Organization: Month 09 Year 05 ☐ Actual ☒ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) WA

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predictated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

HRA Granbury Park Manager LLC
Full Name (Last name first, if individual)

500 Elliott Ave West #A Seattle, WA 98119
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Commercial Leasing Inc.
Full Name (Last name first, if individual)

P.O. Box 27107 Seattle, WA 98165
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Horizon Asset Management Services LLC
Full Name (Last name first, if individual)

500 Elliott Ave West #A Seattle, WA 98119
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? .... $ 25,000

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

married only

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Smith, Tim

Business or Residence Address (Number and Street, City, State, Zip Code)

500 Elliott Ave West #A Seattle, WA 98119

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... CA, WA, CO, CT .... ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Strand, Mike

Business or Residence Address (Number and Street, City, State, Zip Code)

500 Elliott Ave West #A Seattle, WA 98119

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... WA, UT .... ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Beckel, Greg

Business or Residence Address (Number and Street, City, State, Zip Code)

500 Elliott Ave West #A Seattle, WA 98119

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... WA .... ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

* Peter Markill
13212 Bracken Fern Drive NW
Gig Harbor, WA 98332
States = WA

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if the answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$	$
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$	$
Other (Specify LLC)	$ 6,450,000	$
Total	$ 6,450,000	$

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	42	$ 6,450,000
Non-accredited Investors	Ø	$
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C — Question 1.

N/A

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4 a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the insurer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	☐	$
Legal Fees	☑	$ 30,000
Accounting Fees Finders Fees	☐	$ 400,000
Engineering Fees	☑	$ 25,000
Sales Commissions (specify finders' fees separately) Acquisition Fee	☑	$ 244,000
Other Expenses (identify) Equity/Asset Mgt Fee	☑	$ 244,000
Total	☐	$ 943,000

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C — Question 1 and total expenses furnished in response to Part C — Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $________

5. Indicate below the amount of the adjusted gross proceed to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C — Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments to Others
Salaries and fees	☐ $	☐ $ 488,000
Purchase of real estate	☐ $	☐ $ 27,000,000
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☐ $
Construction or leasing of plant buildings and facilities	☐ $	☐ $
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $	☐ $
Repayment of indebtedness	☐ $	☐ $ —
Working capital	☐ $	☑ $ 1,100,000
Other (specify):	☐ $	☐ $
	☐ $	☐ $
Column Totals	☐ $	☐ $
Total Payments Listed (column totals added)	☐ $	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Horizon Realty Advisors LLC	[signature]	10/5/05
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
Timothy D. Smith	Managing Member	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule? .... Yes ☐ No ☐

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
Name (Print or Type)	Title (Print or Type)	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
AL									
AK									
AZ									
AR									
CA				2	75,000				
CO				3	500,000				
CT				1	25,000				
DE									
DC									
FL									
GA									
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA									
MI									
MN									
MS									

APPENDIX										
1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
MO									
MT									
NE									
NV									
NH									
NJ									
NM									
NY									
NC									
ND									
OH									
OK									
OR									
PA									
RI									
SC									
SD									
TN									
TX									
UT				1	150,000				
VT									
VA									
WA				35	5,750,000				
WV									
WI									

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
WY									
PR									

Sub. Agreement	Amount	% Ownership		Money Received	Still Owing
X	$100,000	1.55%	Benjamin L. Harding and Judith K. Udall	$100,000	$ -
X	$50,000	0.78%	Bill Barclay	$50,000	$ -
X	$200,000	3.10%	Brad Thompson	$200,000	$ -
X	$100,000	1.55%	Brian Beck	$100,000	$ -
X	$200,000	3.10%	4 Weeks Investments LLC	$200,000	$ -
X	$600,000	9.30%	2004 Yates Family Limited Partnership	$600,000	$ -
X	$50,000	0.78%	Bruce Kendrex	$50,000	$ -
X	$25,000	0.39%	Cameron & Stacey Smith	$25,000	$ -
X	$200,000	3.10%	Chad Real Estate LLC	$200,000	$ -
X	$100,000	1.55%	Charles & Annette Smith	$100,000	$ -
	$75,000	1.16%	Charles Marshall Jr. & Sandra M. Marshall	$75,000	$ -
X	$25,000	0.39%	Chris Hamilton	$25,000	$ -
	$1,000,000	15.50%	Commercial Leasing	$1,000,000	$ -
X	$25,000	0.39%	Craig Nordlie	$25,000	$ -
	$100,000	1.55%	Daniel Sargent Real Estate Investments LLC	$100,000	$ -
X	$200,000	3.10%	Pure Vida Management LLC	$200,000	$ -
X	$150,000	2.33%	Jeff Daub	$150,000	$ -
X	$100,000	1.55%	John J. Jiganti and Suzanne M. Jiganti	$100,000	$ -
X	$200,000	3.10%	Joseph Earl Perry Roth IRA	$200,000	$ -
X	$25,000	0.39%	Gail & Paul Taylor	$25,000	$ -
	$250,000	3.88%	Greg Beckel	$250,000	$ -
X	$75,000	1.16%	Delaware Charter Guarantee & Trust Company TTEE FBO: Guy Backstrom / 27970286 P.O. Box 8963, Wilmington DE 19899-8963, Tax ID #51-0099493	$75,000	$ -
	$100,000	1.55%	Kurt Daviscourt	$100,000	$ -
X	$100,000	1.55%	Leo O. Pakkala and Sharon L. Pakkala, Trustees of the Leo O. and Sharon L. Pakkala Trust, U/A DTD 9-19-97	$100,000	$ -
X	$100,000	1.55%	Mary Klimeck-Smith	$100,000	$ -

Sub. Agreement	Amount	% Ownership		Money Received	Still Owing	
	$250,000	**3.88%**	Michael O. Strand	$250,000	$ -	$400,000 to HRA for Branbury to be reconciled post closing
	$100,000	**1.55%**	Morkill Family Limited Partnership	$100,000	$ -	
	$250,000	**3.88%**	Peter H. and Liz Morkill	$250,000	$ -	
X	**$100,000**	**1.55%**	Philip R. Yearian	$100,000	$ -	
X	**$75,000**	**1.16%**	Ray E. Gabelein and Laurie Gabelein	$75,000	$ -	
	$500,000	**7.75%**	Richard A. Strand	$500,000	$ -	
X	**$200,000**	**3.10%**	Scott Hamilton	$200,000	$ -	
X	**$25,000**	**0.39%**	Sidney A Head III and Julie H. Head	$25,000	$ -	
X	**$200,000**	**3.10%**	Steven Yates	$200,000	$ -	
	$150,000	**2.33%**	Timothy D. Smith	$150,000	$ -	
X	**$50,000**	**0.78%**	Todd Leber	$50,000	$ -	
X	**$200,000**	**3.10%**	Vansickle Investments LLC	$200,000	$ -	
X	**$50,000**	**0.78%**	Walter Wendt and Shauna Wendt	$50,000	$ -	
X	**$150,000**	**2.33%**	William T. Morkill	$150,000	$ -	
TOTAL	**$6,450,000**			$6,450,000	$0	

9/16/05 9:52 AM OMB No. 2502-0265

A. U.S. Department of Housing and Urban Development **FINAL** **Settlement Statement**	**B. Type of Loan** 1. [ ] FHA 2. [ ] FMHA 3. [X] Conv. Unins. 4. [ ] VA 5. [ ] Conv. Ins. **6. File Number** 14846 / **7. Loan Number** **8. Mortgage Ins. Case No.**

C. Note:	This form is furnished to give you a statement of actual settlement costs. Amounts paid to and by the settlement agent are shown. Items marked ("POC") were paid outside the closing: they are shown here for information purposes and are not included in the totals.
D. Name of Borrower:	HRA Branbury Park, LLC, % Horizon Realty Advisors, 500 Elliott Ave West, Suite A, Seattle, WA 98119
E. Name of Seller:	Branbury Park, Inc., a Utah Corporation, 1447 South 560 East, Orem, UT 84097 TIN: 87-0497171
F. Name of Lender:	Key Bank, 911 Main Street, Suite 1500, Kansas City, MO 64105
G. Property Location:	of Section 36, Township 6 South, Range 2E East, Utah County, Utah 449 West 1720 North, Provo, UT 84603
H. Settlement Agent: **Place of Settlement:**	Signature Title Insurance Agency, Inc. (801) 222-9900 TIN: 84-1426361 68 South 360 East, American Fork, UT 84003
I. Settlement Date:	9/15/2005 **Proration Date:** 9/16/2005

J. Summary of Borrower's Transaction			**K. Summary of Seller's Transaction**		
100.	**Gross amount due from borrower:**		**400.**	**Gross amount due to seller:**	
101.	Contract sales price	24,000,000.00	401.	Contract sales price	24,000,000.00
102.	Personal property		402.	Personal property	
103.	Settlement charges to borrower (line 1400)	1,044,636.29	403.		
104.	Acquisition fee to Horizon Realty Advisors	244,000.00	404.		
105.	Equity/asset management fee to Horizon Realty	244,000.00	405.		
	Adjustments for items paid by seller in advance:			Adjustments for items paid by seller in advance:	
106.	City/town taxes		406.	City/town taxes	
107.	County taxes		407.	County taxes	
108.	Assessments		408.	Assessments	
109.			409.		
110.	Homeowner's Dues		410.		
111.	Delinquencies	19,529.10	411.	Delinquencies	19,529.10
112.	Additional proration escrow	10,000.00	412.		
120.	**Gross amount due from borrower:**	25,562,165.39	**420.**	**Gross amount due to seller:**	24,019,529.10
200.	Amounts paid by or in behalf of the borrower:		500.	Reduction in amount due to seller:	
201.	Deposit or earnest money	250,000.00	501.	Excess deposit (see instructions)	
202.	Principal amount of new loan(s)	20,000,000.00	502.	Settlement charges to seller (line 1400)	30,332.00
203.	Existing loan(s) taken subject to		503.	Existing loan(s) taken subject to	
204.	Prepaid deposit by buyer to Key Bank	425,000.00	504.	Payoff of first mortgage loan	15,043,565.41
205.			505.	Payoff of second mortgage loan	
206.			506.	Additional proration escrow	10,000.00
207.			507.	Payoff Interwest Capital	700,000.00
208.	Additional buyer deposit	6,203,328.36	508.		
209.			509.		
	Adjustments for items unpaid by seller:			Adjustments for items unpaid by seller:	
210.	City/town taxes		510.	City/town taxes	
211.	County taxes 1/1/2005 to 9/16/2005	55,132.59	511.	County taxes 1/1/2005 to 9/16/2005	55,132.59
212.	Assessments		512.	Assessments	
213.	Rent 9/16/2005 to 10/1/2005	124,129.30	513.	Rent 9/16/2005 to 10/1/2005	124,129.30
214.			514.		
215.	Prepaid rents 9/1/2005 to 9/16/2005	203,332.96	515.	Prepaid rents 9/1/2005 to 9/16/2005	203,332.96
216.	Renter deposits	209,135.00	516.	Renter deposits	209,135.00
217.			517.	Escrow for lien	26,882.50
218.			518.	1031 Relinquished Property	
219.			519.	Proceeds deposited with 1031 Real Estate Ex	7,617,019.34
220.	**Total paid by/for borrower:**	27,470,058.21	**520.**	**Total reduction in amount due seller:**	24,019,529.10
300.	Cash at settlement from/to borrower:		600.	Cash at settlement to/from seller:	
301.	Gross amount due from borrower (line 120)	25,562,165.39	601.	Gross amount due to seller (line 420)	24,019,529.10
302.	Less amount paid by/for borrower (line 220)	27,470,058.21	602.	Less total reduction in amount due seller(line 520)	24,019,529.10
303.	**CASH ()FROM (X)TO BORROWER**	1,907,892.82	**603.**	**CASH ()FROM ()TO SELLER**	0.00

SUBSTITUTE FORM 1099 SELLER STATEMENT - The information contained in Blocks E, G, H and I and on line 401 (or, if line 401 is asterisked, lines 403 and 404), 406, 407 and 408-412 (applicable part of buyer's real estate tax reportable to the IRS) is important tax information and is being furnished to the Internal Revenue Service. If you are required to file a return, a negligence penalty or other sanction will be imposed on you if this item is required to be reported and the IRS determines that it has not been reported.

SELLER INSTRUCTION - If this real estate was your principle residence, file form 2119, Sale or Exchange of Principal Residence, for any gain, with your income tax return; for other transactions, complete the applicable parts of form 4797, Form 6252 and/or Schedule D (Form 1040).

You are required by law to provide Signature Title Insurance Agency, Inc. (801) 222-9900 with your correct taxpayer identification number.
If you do not provide Signature Title Insurance Agency, Inc. (801) 222-9900 with your correct taxpayer identification number, you may be subject to civil or criminal penalties.

Branbury Park, Inc., a Utah Corporation

L. Settlement Charges 9/16/05 9:52 AM File Number: 14846

No.	Description	Paid From Borrower's Funds at Settlement	Paid From Seller's Funds at Settlement
700.	Total sales/broker commission based on : $24,000,000.00= $400,000.00		
	Division of commission (line 700) as follows:		
701.	$200,000.00 to Satterfield Management, Inc.		
702.	$200,000.00 to Commerce CRG		
703.	Commission paid at settlement $400,000.00	400,000.00	
704.			
800.	Items payable in connection with loan		
801.	Loan origination fee		
802.	Loan discount		
803.	Appraisal fee to Key Bank	6,000.00	
804.	Credit report Lexis Nexis to Key Bank	500.00	
805.	Lender's inspection fee		
806.	Mortgage insurance application fee		
807.	Assumption fee		
808.	Architectural & Engineering Report to Key Bank	2,000.00	
809.	Flood Certification to Key Bank	50.00	
810.	Mortgage Broker Fee to Elliott Bay Commercial Mortgage	130,000.00	
811.	Financial statement deposit to Key Bank	3,000.00	
812.	Site Inspection Fee to Key Bank	1,669.75	
813.	Delivery & Courier Charges to Key Bank	84.00	
814.	Insurance Review Fee to Key Bank	600.00	
815.	Environmental Reports & Consultir to Key Bank	3,250.00	
816.	Seismic report to Key Bank	750.00	
817.	Underwriting Fee to Key Bank	2,500.00	
818.	Additional Survey Work to RB & G Engineering, Inc.	3,285.00	
819.	Legal fees to Polsinelli, Shalton, Welte, Suelthaus	8,950.00	
900.	Items required by lender to be paid in advance		
901.	Interest from 9/16/2005 to 10/1/2005 at $2,972.2200/day for 15 days.	44,583.30	
902.	Mortgage insurance premium for		
903.	Hazard insurance premium for 1 yrs. to Summit Insurance Grc	40,314.00	
904.			
905.			
1000.	Reserves deposited with lender		
1001.	Hazard insurance	7,054.95	
1002.	Mortgage insurance		
1003.	City property taxes		
1004.	County property taxes	81,897.54	
1005.	Annual assessments (maint.)		
1006.	Replacement reserve escrow deposit	14,301.75	
1007.	Immediate repair escrow deposit to Key Bank	112,500.00	
1008.	DSCR Escrow Deposit	125,000.00	
1009.	Aggregate Adjustment		
1100.	Title charges		
1101.	Settlement or closing fee to Signature Title Insurance Agency, Inc.	2,500.00	2,500.00
1102.	Abstract or title search		
1103.	Title examination		
1104.	Title insurance binder		
1105.	Document preparation to Signature Title Insurance Agency, Inc.	500.00	500.00
1106.	Notary fees		
1107.	Attorney's fees to		
	includes above items no.:		
1108.	Title insurance to Signature Title Insurance Agency, Inc.	32,156.00	26,637.00
	includes above items no.:		
1109.	Lender's coverage $20,000,000.00 $18,837.00		
1110.	Owner's coverage $24,000,000.00 $39,956.00		
1111.	Lender endorsements to Signature Title Insurance Agency, Inc.	15,829.00	
1112.	Owner endorsements to Signature Title Insurance Agency, Inc.	4,046.00	
1113.			
1200.	Government recording and transfer charges		
1201.	Recording fees: Deed $25.00 Mortgage $475.00 Mls $100.00	500.00	100.00
1202.	City/county tax/stamps:		
1203.	State tax/stamps:		
1204.	Reconveyance Fee to Signature Title Insurance Agency, Inc.		70.00
1205.	Accomodator fee to 1031 Real Estate Exchange, LLC		500.00
1206.			
1300.	Additional settlement charges		
1301.	Survey		
1302.	Pest inspection		
1303.	Courier Fee to Signature Title Insurance Agency, Inc.	200.00	
1304.	Wire Fee to Signature Title Insurance Agency, Inc.	615.00	25.00
1305.			
1400.	Total settlement charges (entered on lines 103, section J and 502, section K)	1,044,636.29	30,332.00

CERTIFICATION: I have carefully reviewed the HUD-1 Settlement Statement and to the best of my knowledge and belief, it is a true and accurate statement of all reco and disbursements made on my account or by me in this transaction. I further certify that I have received a copy of HUD-1 Settlement Statement.

HRA Branbury Park, LLC

Branbury Park, Inc., a Utah Corporation

To the best of my knowledge, the HUD-1 Settlement Statement which I have prepared is a true and accurate account of the funds which were received and have been or will be disbursed by the undersigned as part of the settlement of this transaction.

Signature Title Insurance Agency, Inc.

Date

WARNING: It is a crime to knowingly make false statements to the United States on this or any other similar form. Penalties upon conviction can include a fine and imprisonment. For details see: Title 18: U.S. Code Section 1001 and Section 1010.